Inventories - Summary of Inventories (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 5,154,170	$ 7,920,190	$ 6,917,716
Work in progress		1,016,916	5,912,935
Finished goods	11,433,593	7,974,690	3,455,365
Supplies and spare parts	355,045	147,610	1,031,407
Inventory	$ 16,942,808	$ 17,059,406	$ 17,317,423